Lease liabilities - Summary of Lease Libilities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Non-current lease liabilities	$ 273	$ 406	$ 325
Current lease liabilities	$ 298	$ 370	$ 341